Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Available- for- sale securities, Amortized cost	$ 6,076	$ 5,942
Available- for- sale securities, Aggregate fair value	6,046	5,890
Available- for- sale securities, Unrealized Gains		2
Available- for- sale securities, Unrealized losses	(30)	(54)
Government and Corporate Bonds [Member] | Short Term Marketable Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Available- for- sale securities, Amortized cost	410
Available- for- sale securities, Aggregate fair value	409
Available- for- sale securities, Unrealized losses	(1)
Government and Corporate Bonds [Member] | Long Term Marketable Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Available- for- sale securities, Amortized cost	5,666	5,942
Available- for- sale securities, Aggregate fair value	5,637	5,890
Available- for- sale securities, Unrealized Gains		2
Available- for- sale securities, Unrealized losses	$ (29)	$ (54)